UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

AB EQUITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Equity Income Fund

Portfolio of Investments

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 99.3%
Information Technology – 21.2%
Communications Equipment – 2.7%
Brocade Communications Systems, Inc.	295,390	$3,659,882
Cisco Systems, Inc.	493,830	14,572,923
Harris Corp.	113,270	8,798,814

		27,031,619

IT Services – 3.1%
Booz Allen Hamilton Holding Corp.	557,280	16,584,653
Xerox Corp.	989,760	13,510,224

		30,094,877

Semiconductors & Semiconductor Equipment – 3.6%
Applied Materials, Inc.	289,610	7,254,730
Intel Corp.	852,095	28,332,159

		35,586,889

Software – 3.7%
Microsoft Corp.	819,850	35,950,422

Technology Hardware, Storage & Peripherals – 8.1%
Apple, Inc.	412,090	52,937,082
Hewlett-Packard Co.	747,280	26,035,235

		78,972,317

		207,636,124

Consumer Discretionary – 14.4%
Automobiles – 2.8%
Ford Motor Co.	1,652,360	26,999,562

Diversified Consumer Services – 1.1%
H&R Block, Inc.	330,490	11,286,234

Hotels, Restaurants & Leisure – 1.4%
McDonald’s Corp.	134,780	13,329,742

Household Durables – 0.4%
Garmin Ltd.	89,590	4,446,352

Media – 3.2%
Regal Entertainment Group—Class A	631,730	14,934,097
Time Warner, Inc.	195,680	16,018,365

		30,952,462

Multiline Retail – 0.5%
Kohl’s Corp.	69,570	5,134,266

Specialty Retail – 5.0%
Foot Locker, Inc.	238,920	13,420,136
GameStop Corp.—Class A	290,250	10,730,543
Gap, Inc. (The)	143,560	5,972,096
Home Depot, Inc. (The)	45,240	5,191,290
Staples, Inc.	789,650	13,238,482

		48,552,547

		140,701,165

Company	Shares	U.S. $ Value
Health Care – 13.6%
Biotechnology – 1.7%
Gilead Sciences, Inc.(a)	155,890	$16,139,292

Health Care Providers & Services – 3.1%
Aetna, Inc.	108,900	10,840,995
Anthem, Inc.	132,720	19,436,844

		30,277,839

Pharmaceuticals – 8.8%
AbbVie, Inc.	80,760	4,885,980
GlaxoSmithKline PLC (Sponsored ADR)	380,690	18,052,320
Johnson & Johnson	242,950	24,904,804
Novartis AG (ADR)	72,000	7,372,800
Pfizer, Inc.	910,890	31,261,745

		86,477,649

		132,894,780

Financials – 13.2%
Banks – 3.5%
Bank of America Corp.	665,320	10,518,709
Fifth Third Bancorp	74,370	1,439,803
PNC Financial Services Group, Inc. (The)	27,890	2,564,765
Wells Fargo & Co.	365,590	20,030,676

		34,553,953

Consumer Finance – 2.0%
Capital One Financial Corp.	103,215	8,124,053
Navient Corp.	522,130	11,173,582

		19,297,635

Insurance – 6.4%
Allstate Corp. (The)	276,040	19,488,424
American Financial Group, Inc./OH	299,450	18,865,350
PartnerRe Ltd.	110,420	12,643,090
Travelers Cos., Inc. (The)	17,110	1,838,298
Validus Holdings Ltd.	242,430	10,094,785

		62,929,947

Real Estate Investment Trusts (REITs) – 1.3%
Blackstone Mortgage Trust, Inc.—Class A	155,910	4,507,358
Outfront Media, Inc.	33,934	1,016,323
STAG Industrial, Inc.	277,850	6,932,358

		12,456,039

		129,237,574

Consumer Staples – 10.2%
Beverages – 1.1%
Dr Pepper Snapple Group, Inc.	45,900	3,616,461
Molson Coors Brewing Co.—Class B	90,830	6,893,089

		10,509,550

Food & Staples Retailing – 0.9%
Kroger Co. (The)	123,300	8,772,795

Company	Shares	U.S. $ Value
Food Products – 2.3%
Ingredion, Inc.	48,610	$3,996,228
Kraft Foods Group, Inc.	295,596	18,935,880

		22,932,108

Household Products – 3.3%
Clorox Co. (The)	113,780	12,361,059
Kimberly-Clark Corp.	178,740	19,600,628

		31,961,687

Tobacco – 2.6%
Altria Group, Inc.	454,560	25,587,182

		99,763,322

Energy – 9.4%
Oil, Gas & Consumable Fuels – 9.4%
Chevron Corp.	84,040	8,965,387
Exxon Mobil Corp.	66,580	5,894,993
Hess Corp.	62,760	4,712,021
HollyFrontier Corp.	591,770	26,031,962
Marathon Petroleum Corp.	72,370	7,598,850
Murphy Oil Corp.	97,460	4,959,740
Occidental Petroleum Corp.	234,150	18,235,602
Valero Energy Corp.	252,470	15,574,874

		91,973,429

Telecommunication Services – 5.1%
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	420,980	14,549,069
CenturyLink, Inc.	322,590	12,213,257
Frontier Communications Corp.	1,398,010	11,156,120

		37,918,446

Wireless Telecommunication Services – 1.2%
Vodafone Group PLC (Sponsored ADR)	332,129	11,478,378

		49,396,824

Industrials – 4.9%
Aerospace & Defense – 1.8%
L-3 Communications Holdings, Inc.	58,340	7,550,946
Lockheed Martin Corp.	52,020	10,406,601

		17,957,547

Airlines – 1.9%
Delta Air Lines, Inc.	414,250	18,442,410

Industrial Conglomerates – 1.0%
General Electric Co.	362,730	9,427,353

Machinery – 0.2%
Illinois Tool Works, Inc.	20,180	1,994,995

		47,822,305

Utilities – 4.7%
Electric Utilities – 3.1%
American Electric Power Co., Inc.	228,329	13,147,184
Edison International	185,560	11,922,230

Company	Shares	U.S. $ Value
Westar Energy, Inc.	119,190	$4,630,531

		29,699,945

Gas Utilities – 0.7%
UGI Corp.	210,060	7,139,939

Multi-Utilities – 0.9%
Public Service Enterprise Group, Inc.	215,540	9,065,613

		45,905,497

Materials – 2.6%
Chemicals – 2.6%
LyondellBasell Industries NV—Class A	261,710	22,483,506
Scotts Miracle-Gro Co. (The)—Class A	39,500	2,587,645

		25,071,151

Total Common Stocks (cost $820,240,100)		970,402,171

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc.—Government STIF Portfolio, 0.09%(b) (c) (cost $430,539)	430,539	430,539

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $820,670,639)		970,832,710

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
Investment Companies – 2.3%
AB Exchange Reserves—Class I, 0.10%(b) (c) (cost $22,302,665)	22,302,665	22,302,665

Total Investments – 101.6% (cost $842,973,304)(d)		993,135,375
Other assets less liabilities – (1.6)%		(16,005,421)

Net Assets – 100.0%		$977,129,954

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $160,415,917 and gross unrealized depreciation of investments was $(10,253,846), resulting in net unrealized appreciation of $150,162,071.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Equity Income Fund

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$970,402,171	$—	$—	$970,402,171
Short-Term Investments	430,539	—	—	430,539
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	22,302,665	—	—	22,302,665

Total Investments in Securities	993,135,375	—	—	993,135,375
Other Financial Instruments**	—	—	—	—

Total^	$993,135,375	$—	$—	$993,135,375

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 20, 2015